13F-HR
					12/31/01

  					0000019475
  					zkzke6q*

					NONE
					1

  					J. KING
  					434-293-9104

					Jenniferking@chaseinv.com

  					13F-HR
  					Form 13F Holdings Report



				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2001

Check here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.):	[x  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer King
Title:	Investment Operations Analyst
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		May 6, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		$ 1,048,476,000


List of Other Included Managers:

No.	13F File Number	Name






FORM 13F INFORMATION TABLE VALUE SHARES SH/ PUT/ INVSTMTOTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000PRN
AMT PRN CALL DSCRETNMGRS SOLE SHARED NONE Affiliated Computer
ServCOM 008190100 1285 12110 SH SOLE 12110 American International GCOM 026874107 11074 139465 SH SOLE 139465 Amgen COM 031162100 1546 27400 SH
SOLE 27400 Anadarko Petroleum COM 032511107 1057 18600 SH SOLE 18600 Analog Devices Inc COM 032654105 1953 44000 SH SOLE 44000 AOL Time Warner Inc. COM 00184A105 2496 77750 SH SOLE 77750 Apollo Group CL A 037604105 23341 518568
SH SOLE 506598 11970 Applebee's Int'l COM 037899101 1520 44459 SH SOLE 44459
Applied Materials Inc COM 038222105 2338 58300 SH SOLE 58300 Autozone Inc COM 053332102 19535 272070 SH SOLE 265510 6560 Avon Products Inc. COM 054303102
27101 582810 SH SOLE 567240 15570 Bank of America COM 060505104 249 3962 SH
SOLE 3962 Baxter International COM 071813109 23809 443950 SH SOLE 431900 12050
Bed Bath & Beyond COM 075896100 2002 59055 SH SOLE 59055 Best Buy Co. COM 086516101 30224 405795 SH SOLE 393935 11860 BP Amoco SPONSORED ADR
055622104 603 12966 SH SOLE 4498 8468 Biogen COM 090597105 883 15400 SH
SOLE 15400 Biomet COM 090613100 24972 808168 SH SOLE 791888 16280 Bristol
Myers Squibb COM 110122108 342 6700 SH SOLE 6700 Capital One Financial CoCOM 14040H105 782 14500 SH SOLE 14500 Carnival Corp COM 143658102 2256 80342 SH
SOLE 80342 Chevron Texaco Corp. COM 166751107 31217 348362 SH SOLE 336612
11750 Chico's FAS COM 168615102 1554 39148 SH SOLE 39148 Church & Dwight
COM 171340102 905 34000 SH SOLE 34000 Cisco Systems COM 17275R102 188
10400 SH SOLE 10400 Citigroup Inc COM 172967101 384 7599 SH SOLE 7599 Comcast Corp Cl A COM 200300200 1573 43700 SH SOLE 43700 Concord EFS COM
206197105 30347 925792 SH SOLE 905722 20070 Conoco Inc Com New COM
208251504 290 10241 SH SOLE 10241 Darden Restaurants COM 237194105 1571 44375
SH SOLE 44375 Dentsply International COM 249030107 1845 36760 SH SOLE 36760 Elan Corporation PLC ADS 284131208 1194 26500 SH SOLE 26500 Exxon Mobil COM 30231G102 966 24576 SH SOLE 14016 10560 Fifth Third Bancorp. COM 316773100
22406 365338 SH SOLE 354338 11000 First Data Corp COM 319963104 32438 413486
SH SOLE 402021 11465 Fiserv, Inc. COM 337738108 744 17580 SH SOLE 17580
Freddie Mac COM 313400301 39197 599350 SH SOLE 582660 16690 Gallagher, Arthur J COM 363576109 1403 40690 SH SOLE 40690 General Dynamics COM 369550108
41132 516469 SH SOLE 503079 13390 General Electric COM 369604103 1314 32775 SH
SOLE 32775 Goldman Sachs COM 38141G104 1809 19500 SH SOLE 19500 H & R
Block COM 093671105 16255 363650 SH SOLE 355900 7750 Harley Davidson COM 412822108 31752 584650 SH SOLE 569895 14755 Home Depot COM 437076102 2704
53019 SH SOLE 44633 8386 Imperial Oil COM 453038408 921 33020 SH SOLE 33020
Intel COM 458140100 4243 134900 SH SOLE 134900 International Business MCOM 459200101 454 3750 SH SOLE 3750 Jacobs Engineering GroupCOM 469814107 946
14340 SH SOLE 14340 Johnson & Johnson COM 478160104 46287 783195 SH SOLE
762455 20740 King Pharmaceuticals COM 495582108 1175 27900 SH SOLE 27900
Kroger COM 501044101 20058 961096 SH SOLE 938396 22700 Lincare Holdings COM 532791100 9628 336045 SH SOLE 336045 Lowes Cos COM 548661107 44437 957486
SH SOLE 939036 18450 Marsh Supermarket Inc CL A 571783307 241 16300 SH SOLE 16300 Marsh Supermarket Inc CL B 571783208 339 24545 SH SOLE 24545 M&T Bank Corp COM 55261F104 1268 17400 SH SOLE 17400 Marshall Ilsley COM 571834100
984 15550 SH SOLE 15550 Merck & Co. COM 589331107 602 10236 SH SOLE 10236
Mercury Interactive CorpCOM 589405109 1743 51300 SH SOLE 51300 Microsoft COM 594918104 44473 671290 SH SOLE 652460 18830 Morgan Stanley Dean WittCOM
617446448 1074 19200 SH SOLE 19200 Ninety-Nine Cents Only SCOM 65440K106
1224 32010 SH SOLE 32010 Nvidia Corp COM 670660104 207 3100 SH SOLE 3100
Parker Drilling COM 701081101 231 62500 SH SOLE 62500 Patterson Dental COM 703412106 1593 38920 SH SOLE 38920 Pepsi Bottling Group IncCOM 713409100 13101
557480 SH SOLE 544940 12540 Pepsico Inc. COM 713448108 33001 677780 SH SOLE
657460 20320 Performance Food Group COM 713755106 1489 42340 SH SOLE 42340
Pfizer COM 717081103 35985 903022 SH SOLE 876322 26700 Philip Morris COM
718154107 26377 575295 SH SOLE 565295 10000 Phillips Petroleum COM 718507106
36720 609362 SH SOLE 593442 15920 Proctor & Gamble COM 742718109 42881
541910 SH SOLE 526540 15370 Protective Life COM 743674103 309 10670 SH SOLE
10670 Ruby Tuesday Inc COM 781182100 1146 55550 SH SOLE 55550 Schering-Plough COM 806605101 1645 45940 SH SOLE 39400 6540 Schlumberger Ltd COM 806857108
214 3900 SH SOLE 3900 St. Jude Medical COM 790849103 18176 234080 SH SOLE
228470 5610 Sysco COM 871829107 35934 1370490 SH SOLE 1321540 48950 Tenet
Healthcare COM 88033G100 22679 386220 SH SOLE 377820 8400 Tiffany & Co COM 886547108 847 26900 SH SOLE 26900 Trigon Healthcare Inc COM 896181100 1111
16000 SH SOLE 16000 Tyco Int'l Ltd COM 902124106 23189 393702 SH SOLE 384002
9700 UnitedHealth Group COM 91324P102 39225 554257 SH SOLE 535807 18450 USA
Education COM 90390U108 29589 352170 SH SOLE 344900 7270 Vector Group COM 92240M108 795 24190 SH SOLE 24190 Wal Mart Stores Inc COM 931142103 42118
731855 SH SOLE 711215 20640 Walgreen COM 931422109 377 11200 SH SOLE 11200
Wellpoint Health NetworkCOM 94973H108 16484 141070 SH SOLE 137240 3830